Description of the business and summary of material accounting policy information (Details 2)	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 MXN ($) Colon	Dec. 31, 2025 MXN ($) GTQ (Q)	Dec. 31, 2025 MXN ($) COP ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 MXN ($) Colon	Dec. 31, 2024 MXN ($) GTQ (Q)	Dec. 31, 2024 MXN ($) COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($) Colon	Dec. 31, 2023 MXN ($) GTQ (Q)	Dec. 31, 2023 MXN ($) COP ($)	Dec. 31, 2025 Colon	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)
Description Of Business And Summary Of Material Accounting Policy Information
Closing foreign exchange rate	17.9667	17.9667	17.9667	17.9667	20.2683	20.2683	20.2683	20.2683	16.8935	16.8935	16.8935	16.8935	498.2600	7.6650	3,757.08	512.2300	7.71833	4,409.15	524.7900	7.8301	3,822.05
Average foreign exchange rate	19.2323	505.9426	7.6911	4,066.92	18.3000	517.3692	7.7695	4,071.03	17.7665	545.1760	7.8428	4,327.66